Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Balanced-Risk Commodity Strategy Fund (Class A, B, C, R and Y) Invesco Balanced-Risk Commodity Strategy Fund Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y
	Class A, Invesco Balanced-Risk Commodity Strategy Fund	Class B, Invesco Balanced-Risk Commodity Strategy Fund	Class C, Invesco Balanced-Risk Commodity Strategy Fund	Class R, Invesco Balanced-Risk Commodity Strategy Fund	Class Y, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Balanced-Risk Commodity Strategy Fund (Class A B C R & Y) Invesco Balanced-Risk Commodity Strategy Fund Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y
		Class A, Invesco Balanced-Risk Commodity Strategy Fund	Class B, Invesco Balanced-Risk Commodity Strategy Fund	Class C, Invesco Balanced-Risk Commodity Strategy Fund	Class R, Invesco Balanced-Risk Commodity Strategy Fund	Class Y, Invesco Balanced-Risk Commodity Strategy Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.46%	0.46%	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.77%	2.52%	2.52%	2.02%	1.52%
Fee Waiver and/or Expense Reimbursement	[2]	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.23%	1.98%	1.98%	1.48%	0.98%
[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.22%, 1.97%, 1.97%, 1.47% and 0.97%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Balanced-Risk Commodity Strategy Fund (Class A B C R and Y) Invesco Balanced-Risk Commodity Strategy Fund Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y (USD  $)
	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Invesco Balanced-Risk Commodity Strategy Fund	Class A	668	1,027
Class B, Invesco Balanced-Risk Commodity Strategy Fund	Class B	701	1,033
Class C, Invesco Balanced-Risk Commodity Strategy Fund	Class C	301	733
Class R, Invesco Balanced-Risk Commodity Strategy Fund	Class R	151	581
Class Y, Invesco Balanced-Risk Commodity Strategy Fund	Class Y	100	427

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Balanced-Risk Commodity Strategy Fund (Class A B C R & Y) Invesco Balanced-Risk Commodity Strategy Fund Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Invesco Balanced-Risk Commodity Strategy Fund	Class A	668	1,027
Class B, Invesco Balanced-Risk Commodity Strategy Fund	Class B	201	733
Class C, Invesco Balanced-Risk Commodity Strategy Fund	Class C	201	733
Class R, Invesco Balanced-Risk Commodity Strategy Fund	Class R	151	581
Class Y, Invesco Balanced-Risk Commodity Strategy Fund	Class Y	100	427

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.
Principal Investment Strategies of the Fund

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Balanced-Risk Allocation Fund (Class A B C R & Y) Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y	Class A, Invesco Balanced-Risk Allocation Fund	Class B, Invesco Balanced-Risk Allocation Fund	Class C, Invesco Balanced-Risk Allocation Fund	Class R, Invesco Balanced-Risk Allocation Fund	Class Y, Invesco Balanced-Risk Allocation Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Balanced-Risk Allocation Fund (Class A B C R & Y) Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y		Class A, Invesco Balanced-Risk Allocation Fund	Class B, Invesco Balanced-Risk Allocation Fund	Class C, Invesco Balanced-Risk Allocation Fund	Class R, Invesco Balanced-Risk Allocation Fund	Class Y, Invesco Balanced-Risk Allocation Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses		0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		1.53%	2.28%	2.28%	1.78%	1.28%
Fee Waiver and/or Expense Reimbursement	[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.90%	1.90%	1.40%	0.90%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.04%, 1.79%, 1.79%, 1.29% and 0.79%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Balanced-Risk Allocation Fund (Class A B C R and Y) Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Balanced-Risk Allocation Fund	Class A	661	972	1,304	2,243
Class B, Invesco Balanced-Risk Allocation Fund	Class B	693	976	1,386	2,397
Class C, Invesco Balanced-Risk Allocation Fund	Class C	293	676	1,186	2,586
Class R, Invesco Balanced-Risk Allocation Fund	Class R	143	523	929	2,063
Class Y, Invesco Balanced-Risk Allocation Fund	Class Y	92	368	666	1,512

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Balanced-Risk Allocation Fund (Class A B C R & Y) Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Balanced-Risk Allocation Fund	Class A	661	972	1,304	2,243
Class B, Invesco Balanced-Risk Allocation Fund	Class B	193	676	1,186	2,397
Class C, Invesco Balanced-Risk Allocation Fund	Class C	193	676	1,186	2,586
Class R, Invesco Balanced-Risk Allocation Fund	Class R	143	523	929	2,063
Class Y, Invesco Balanced-Risk Allocation Fund	Class Y	92	368	666	1,512

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 7.04% Worst Quarter (ended June 30, 2010): 1.50%
Average Annual Total Returns - Invesco Balanced-Risk Allocation Fund (Class A B C R & Y) Invesco Balanced-Risk Allocation Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class A, Invesco Balanced-Risk Allocation Fund		Class A:	Before Taxes		Jun 2, 2009	6.71%	10.92%
Before Taxes Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class B, Invesco Balanced-Risk Allocation Fund		Class B:			Jun 2, 2009	7.20%	11.75%
Before Taxes Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class C, Invesco Balanced-Risk Allocation Fund		Class C:			Jun 2, 2009	11.11%	14.05%
Before Taxes Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class R, Invesco Balanced-Risk Allocation Fund		Class R:			Jun 2, 2009	12.59%	14.59%
Before Taxes Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class Y, Invesco Balanced-Risk Allocation Fund		Class Y:			Jun 2, 2009	13.28%	15.26%
After Taxes on Distributions Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class A, Invesco Balanced-Risk Allocation Fund		Class A:	After Taxes on Distributions		Jun 2, 2009	4.66%	8.40%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y Class A, Invesco Balanced-Risk Allocation Fund		Class A:	Return After Taxes on Distributions and Sale of Fund Shares		Jun 2, 2009	4.43%	7.87%
S&P 500 Index Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	15.08%	24.42%
Custom Balanced-Risk Allocation Broad Index Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y			Custom Balanced-Risk Allocation Broad Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	12.14%	17.60%
Custom Balanced-Risk Allocation Style Index Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y			Custom Balanced-Risk Allocation Style Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	10.23%	16.80%
Lipper Global Flexible Portfolio Funds Index Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y			Lipper Global Flexible Portfolio Funds Index		May 31, 2009	11.92%	19.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco China Fund | Invesco China Fund - Class A, B, C and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco China Fund (Class A B C & Y) Invesco China Fund Invesco China Fund - Class A, B, C and Y	Class A, Invesco China Fund	Class B, Invesco China Fund	Class C, Invesco China Fund	Class Y, Invesco China Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco China Fund (Class A B C & Y) Invesco China Fund Invesco China Fund - Class A, B, C and Y	Class A, Invesco China Fund	Class B, Invesco China Fund	Class C, Invesco China Fund	Class Y, Invesco China Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: Y
Management Fees	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.67%	2.42%	2.42%	1.42%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco China Fund (Class A B C R and Y) Invesco China Fund Invesco China Fund - Class A, B, C and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco China Fund	Class A	710	1,048	1,407	2,417
Class B, Invesco China Fund	Class B	745	1,055	1,491	2,571
Class C, Invesco China Fund	Class C	345	755	1,291	2,756
Class Y, Invesco China Fund	Class Y	145	449	776	1,702

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco China Fund (Class A B C & Y) Invesco China Fund Invesco China Fund - Class A, B, C and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco China Fund	Class A	710	1,048	1,407	2,417
Class B, Invesco China Fund	Class B	245	755	1,291	2,571
Class C, Invesco China Fund	Class C	245	755	1,291	2,756
Class Y, Invesco China Fund	Class Y	145	449	776	1,702

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 39.04% Worst Quarter (ended March 31, 2008): -26.00%
Average Annual Total Returns - Invesco China Fund (Class A B C & Y) Invesco China Fund	Caption	Column		Label	Inception	1 Year	Since Inception
Invesco China Fund - Class A, B, C and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco China Fund - Class A, B, C and Y Class A, Invesco China Fund		Class A:		Before Taxes	Mar 31, 2006	3.33%	17.25%
Before Taxes Invesco China Fund - Class A, B, C and Y Class B, Invesco China Fund		Class B:			Mar 31, 2006	3.50%	17.56%
Before Taxes Invesco China Fund - Class A, B, C and Y Class C, Invesco China Fund		Class C:			Mar 31, 2006	7.57%	17.76%
Before Taxes Invesco China Fund - Class A, B, C and Y Class Y, Invesco China Fund		Class Y:	[1]		Oct 3, 2008	9.60%	18.78%
After Taxes on Distributions Invesco China Fund - Class A, B, C and Y Class A, Invesco China Fund		Class A:		After Taxes on Distributions	Mar 31, 2006	3.41%	16.92%
Return After Taxes on Distributions and Sale of Fund Shares Invesco China Fund - Class A, B, C and Y Class A, Invesco China Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares	Mar 31, 2006	2.32%	15.06%
MSCI EAFE Index Invesco China Fund - Class A, B, C and Y				MSCI EAFE® Index	Mar 31, 2006	7.75%	0.67%
MSCI China 10/40 Index Invesco China Fund - Class A, B, C and Y				MSCI China 10/40 Index	Mar 31, 2006	4.51%	16.59%
Lipper China Region Funds Index Invesco China Fund - Class A, B, C and Y				Lipper China Region Funds Index	Mar 31, 2006	13.94%	16.30%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital and, secondarily, income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Developing Markets Fund (Class A,B,C & Y) Invesco Developing Markets Fund Invesco Developing Markets Fund - Class A, B, C and Y	Class A, Invesco Developing Markets Fund	Class B, Invesco Developing Markets Fund	Class C, Invesco Developing Markets Fund	Class Y, Invesco Developing Markets Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.50%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Developing Markets Fund (Class A,B,C & Y) Invesco Developing Markets Fund Invesco Developing Markets Fund - Class A, B, C and Y	Class A, Invesco Developing Markets Fund	Class B, Invesco Developing Markets Fund	Class C, Invesco Developing Markets Fund	Class Y, Invesco Developing Markets Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: Y
Management Fees	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%	1.28%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Developing Markets Fund (Class A,B,C & Y) Invesco Developing Markets Fund Invesco Developing Markets Fund - Class A, B, C and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Developing Markets Fund	Class A	697	1,007	1,338	2,273
Class B, Invesco Developing Markets Fund	Class B	731	1,012	1,420	2,427
Class C, Invesco Developing Markets Fund	Class C	331	712	1,220	2,615
Class Y, Invesco Developing Markets Fund	Class Y	130	406	702	1,545

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Developing Markets Fund (Class A,B,C & Y) Invesco Developing Markets Fund Invesco Developing Markets Fund - Class A, B, C and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Developing Markets Fund	Class A	697	1,007	1,338	2,273
Class B, Invesco Developing Markets Fund	Class B	231	712	1,220	2,427
Class C, Invesco Developing Markets Fund	Class C	231	712	1,220	2,615
Class Y, Invesco Developing Markets Fund	Class Y	130	406	702	1,545

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 39.04% Worst Quarter (ended December 31, 2008): -28.88%
Average Annual Total Returns - Invesco Developing Markets Fund (Class A,B,C & Y) Invesco Developing Markets Fund	Caption	Column		Label	Inception	1 Year	5 Years	10 Years
Invesco Developing Markets Fund - Class A, B, C and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Developing Markets Fund - Class A, B, C and Y Class A, Invesco Developing Markets Fund		Class A:		Before Taxes	Jan 11, 1994	14.66%	12.96%	15.94%
Before Taxes Invesco Developing Markets Fund - Class A, B, C and Y Class B, Invesco Developing Markets Fund		Class B:			Nov 3, 1997	15.44%	13.16%	16.02%
Before Taxes Invesco Developing Markets Fund - Class A, B, C and Y Class C, Invesco Developing Markets Fund		Class C:			Mar 1, 1999	19.43%	13.40%	15.85%
Before Taxes Invesco Developing Markets Fund - Class A, B, C and Y Class Y, Invesco Developing Markets Fund		Class Y:	[1]		Oct 3, 2008	21.64%	14.37%	16.67%
After Taxes on Distributions Invesco Developing Markets Fund - Class A, B, C and Y Class A, Invesco Developing Markets Fund		Class A:		After Taxes on Distributions	Jan 11, 1994	14.72%	12.75%	15.77%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Developing Markets Fund - Class A, B, C and Y Class A, Invesco Developing Markets Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares	Jan 11, 1994	9.90%	11.46%	14.52%
MSCI EAFE Index Invesco Developing Markets Fund - Class A, B, C and Y				MSCI EAFE® Index		7.75%	2.46%	3.50%
MSCI Emerging Markets IndexSM Invesco Developing Markets Fund - Class A, B, C and Y				MSCI Emerging Markets IndexSM		18.88%	12.78%	15.89%
Lipper Emerging Market Funds Index Invesco Developing Markets Fund - Class A, B, C and Y				Lipper Emerging Market Funds Index		20.14%	11.25%	15.17%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Emerging Market Local Currency Debt Fund (Class A B C R and Y) Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y
	Class A, Invesco Emerging Market Local Currency Debt Fund	Class B, Invesco Emerging Market Local Currency Debt Fund	Class C, Invesco Emerging Market Local Currency Debt Fund	Class R, Invesco Emerging Market Local Currency Debt Fund	Class Y, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Emerging Market Local Currency Debt Fund (Class A B C R and Y) Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y
		Class A, Invesco Emerging Market Local Currency Debt Fund	Class B, Invesco Emerging Market Local Currency Debt Fund	Class C, Invesco Emerging Market Local Currency Debt Fund	Class R, Invesco Emerging Market Local Currency Debt Fund	Class Y, Invesco Emerging Market Local Currency Debt Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	[1]	1.67%	2.42%	2.42%	1.92%	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	0.43%	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	1.99%	1.49%	0.99%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.24%, 1.99%, 1.99%, 1.49% and 0.99%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Emerging Market Local Currency Debt Fund (Class A B C R and Y) Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y (USD  $)
	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Emerging Market Local Currency Debt Fund	Class A	595	937	1,301	2,323
Class B, Invesco Emerging Market Local Currency Debt Fund	Class B	702	1,014	1,452	2,537
Class C, Invesco Emerging Market Local Currency Debt Fund	Class C	302	714	1,252	2,724
Class R, Invesco Emerging Market Local Currency Debt Fund	Class R	152	561	997	2,208
Class Y, Invesco Emerging Market Local Currency Debt Fund	Class Y	101	407	735	1,665

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Emerging Market Local Currency Debt Fund (Class A B C R and Y) Invesco Emerging Market Local Currency Debt Fund Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Emerging Market Local Currency Debt Fund	Class A	595	937	1,301	2,323
Class B, Invesco Emerging Market Local Currency Debt Fund	Class B	202	714	1,252	2,537
Class C, Invesco Emerging Market Local Currency Debt Fund	Class C	202	714	1,252	2,724
Class R, Invesco Emerging Market Local Currency Debt Fund	Class R	152	561	997	2,208
Class Y, Invesco Emerging Market Local Currency Debt Fund	Class Y	101	407	735	1,665

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period June 16, 2010 to October 31, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation. In lieu of disqualification, the Fund might be permitted to pay a tax for failure to satisfy the Income Requirement, which, in general, is limited to certain failures due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Endeavor Fund (Class A B C R & Y) Invesco Endeavor Fund Invesco Endeavor Fund Class A, B, C, R and Y	Class A, Invesco Endeavor Fund	Class B, Invesco Endeavor Fund	Class C, Invesco Endeavor Fund	Class R, Invesco Endeavor Fund	Class Y, Invesco Endeavor Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Endeavor Fund (Class A B C R & Y) Invesco Endeavor Fund Invesco Endeavor Fund Class A, B, C, R and Y	Class A, Invesco Endeavor Fund	Class B, Invesco Endeavor Fund	Class C, Invesco Endeavor Fund	Class R, Invesco Endeavor Fund	Class Y, Invesco Endeavor Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.47%	2.22%	2.22%	1.72%	1.22%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Endeavor Fund (Class A B C R & Y) Invesco Endeavor Fund Invesco Endeavor Fund Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Endeavor Fund	Class A	691	989	1,309	2,211
Class B, Invesco Endeavor Fund	Class B	725	994	1,390	2,365
Class C, Invesco Endeavor Fund	Class C	325	694	1,190	2,554
Class R, Invesco Endeavor Fund	Class R	175	542	933	2,030
Class Y, Invesco Endeavor Fund	Class Y	124	387	670	1,477

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Endeavor Fund (Class A B C R & Y) Invesco Endeavor Fund Invesco Endeavor Fund Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Endeavor Fund	Class A	691	989	1,309	2,211
Class B, Invesco Endeavor Fund	Class B	225	694	1,190	2,365
Class C, Invesco Endeavor Fund	Class C	225	694	1,190	2,554
Class R, Invesco Endeavor Fund	Class R	175	542	933	2,030
Class Y, Invesco Endeavor Fund	Class Y	124	387	670	1,477

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 34.62% Worst Quarter (ended December 31, 2008): -29.33%
Average Annual Total Returns - Invesco Endeavor Fund (Class A B C R & Y) Invesco Endeavor Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	5 Years	Since Inception
Invesco Endeavor Fund Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Endeavor Fund Class A, B, C, R and Y Class A, Invesco Endeavor Fund		Class A:		Before Taxes		Nov 4, 2003	16.83%	6.12%	8.72%
Before Taxes Invesco Endeavor Fund Class A, B, C, R and Y Class B, Invesco Endeavor Fund		Class B:				Nov 4, 2003	17.67%	6.20%	8.79%
Before Taxes Invesco Endeavor Fund Class A, B, C, R and Y Class C, Invesco Endeavor Fund		Class C:				Nov 4, 2003	21.65%	6.52%	8.80%
Before Taxes Invesco Endeavor Fund Class A, B, C, R and Y Class R, Invesco Endeavor Fund		Class R:	[1]			Apr 30, 2004	23.34%	7.07%	9.32%
Before Taxes Invesco Endeavor Fund Class A, B, C, R and Y Class Y, Invesco Endeavor Fund		Class Y:	[2]			Oct 30, 2008	23.86%	7.45%	9.66%
After Taxes on Distributions Invesco Endeavor Fund Class A, B, C, R and Y Class A, Invesco Endeavor Fund		Class A:		After Taxes on Distributions		Nov 4, 2003	16.83%	5.66%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Endeavor Fund Class A, B, C, R and Y Class A, Invesco Endeavor Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares		Nov 4, 2003	10.94%	5.22%	7.60%
S&P 500 Index Invesco Endeavor Fund Class A, B, C, R and Y				S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	15.08%	2.29%	4.63%
Russell Midcap Index Invesco Endeavor Fund Class A, B, C, R and Y				Russell Midcap® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	25.48%	4.66%	8.56%
Lipper Mid-Cap Core Funds Index Invesco Endeavor Fund Class A, B, C, R and Y				Lipper Mid-Cap Core Funds Index		Oct 31, 2003	24.01%	5.08%	7.73%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Global Fund (Class A B C R & Y) Invesco Global Fund Invesco Global Fund Class A, B, C, R and Y	Class A, Invesco Global Fund	Class B, Invesco Global Fund	Class C, Invesco Global Fund	Class R, Invesco Global Fund	Class Y, Invesco Global Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Global Fund (Class A B C R & Y) Invesco Global Fund Invesco Global Fund Class A, B, C, R and Y		Class A, Invesco Global Fund	Class B, Invesco Global Fund	Class C, Invesco Global Fund	Class R, Invesco Global Fund	Class Y, Invesco Global Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		1.57%	1.57%	1.57%	1.57%	1.57%
Total Annual Fund Operating Expenses		2.62%	3.37%	3.37%	2.87%	2.37%
Fee Waiver and/or Expense Reimbursement	[1]	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.25%	3.00%	3.00%	2.50%	2.00%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 2.25%, 3.00%, 3.00%, 2.50% and 2.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Global Fund (Class A B C R & Y) Invesco Global Fund Invesco Global Fund Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Global Fund	Class A	766	1,287	1,833	3,316
Class B, Invesco Global Fund	Class B	803	1,302	1,923	3,464
Class C, Invesco Global Fund	Class C	403	1,002	1,723	3,633
Class R, Invesco Global Fund	Class R	253	854	1,481	3,169
Class Y, Invesco Global Fund	Class Y	203	704	1,232	2,678

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Global Fund (Class A B C R & Y) Invesco Global Fund Invesco Global Fund Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Global Fund	Class A	766	1,287	1,833	3,316
Class B, Invesco Global Fund	Class B	303	1,002	1,723	3,464
Class C, Invesco Global Fund	Class C	303	1,002	1,723	3,633
Class R, Invesco Global Fund	Class R	253	854	1,481	3,169
Class Y, Invesco Global Fund	Class Y	203	704	1,232	2,678

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 20.09% Worst Quarter (ended December 31, 2008): -26.37%
Average Annual Total Returns - Invesco Global Fund (Class A B C R & Y) Invesco Global Fund	Caption	Column		Label	Inception	1 Year	5 Years	Since Inception
Invesco Global Fund Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Global Fund Class A, B, C, R and Y Class A, Invesco Global Fund		Class A:		Before Taxes	Nov 4, 2003	3.91%	0.33%	3.07%
Before Taxes Invesco Global Fund Class A, B, C, R and Y Class B, Invesco Global Fund		Class B:			Nov 4, 2003	4.21%	0.36%	3.14%
Before Taxes Invesco Global Fund Class A, B, C, R and Y Class C, Invesco Global Fund		Class C:			Nov 4, 2003	8.20%	0.72%	3.15%
Before Taxes Invesco Global Fund Class A, B, C, R and Y Class R, Invesco Global Fund		Class R:	[1]		Apr 30, 2004	9.64%	1.21%	3.65%
Before Taxes Invesco Global Fund Class A, B, C, R and Y Class Y, Invesco Global Fund		Class Y:	[2]		Oct 3, 2008	10.27%	1.58%	3.97%
After Taxes on Distributions Invesco Global Fund Class A, B, C, R and Y Class A, Invesco Global Fund		Class A:		After Taxes on Distributions	Nov 4, 2003	3.91%	(0.10%)	2.74%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Global Fund Class A, B, C, R and Y Class A, Invesco Global Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares	Nov 4, 2003	2.54%	0.42%	2.74%
MSCI World IndexSM Invesco Global Fund Class A, B, C, R and Y				MSCI World IndexSM	Oct 31, 2003	11.76%	2.43%	6.09%
Lipper Global Multi-Cap Core Funds Index Invesco Global Fund Class A, B, C, R and Y				Lipper Global Multi-Cap Core Funds Index	Oct 31, 2003	13.70%	3.86%	7.41%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Global Health Care Fund Class (A B C Investor & Y) Invesco Global Health Care Fund Invesco Global Health Care Fund - Class A, B, C, Y and Investor	Class A, Invesco Global Health Care Fund	Class B, Invesco Global Health Care Fund	Class C, Invesco Global Health Care Fund	Class Y, Invesco Global Health Care Fund	Investor Class, Invesco Global Health Care Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.50%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Global Health Care Fund (Class A B C Investor & Y) Invesco Global Health Care Fund Invesco Global Health Care Fund - Class A, B, C, Y and Investor	Class A, Invesco Global Health Care Fund	Class B, Invesco Global Health Care Fund	Class C, Invesco Global Health Care Fund	Class Y, Invesco Global Health Care Fund	Investor Class, Invesco Global Health Care Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: Y	Class: Investor
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.25%
Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%	1.23%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Global Health Care Fund (Class A B C Investor & Y) Invesco Global Health Care Fund Invesco Global Health Care Fund - Class A, B, C, Y and Investor (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Global Health Care Fund	Class A	668	919	1,188	1,957
Class B, Invesco Global Health Care Fund	Class B	701	921	1,268	2,113
Class C, Invesco Global Health Care Fund	Class C	301	621	1,068	2,306
Class Y, Invesco Global Health Care Fund	Class Y	100	312	542	1,201
Investor Class, Invesco Global Health Care Fund	Investor Class	125	390	676	1,489

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Global Health Care Fund (Class A B C Investor & Y) Invesco Global Health Care Fund Invesco Global Health Care Fund - Class A, B, C, Y and Investor (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Global Health Care Fund	Class A	668	919	1,188	1,957
Class B, Invesco Global Health Care Fund	Class B	201	621	1,068	2,113
Class C, Invesco Global Health Care Fund	Class C	201	621	1,068	2,306
Class Y, Invesco Global Health Care Fund	Class Y	100	312	542	1,201
Investor Class, Invesco Global Health Care Fund	Investor Class	125	390	676	1,489

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care related industry. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities.

The Fund uses the following criteria to determine whether an issuer is engaged in health care-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within the health care industry. Such issuers include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, issuers that sell medical products, and issuers that own or operate health care facilities). The Fund may invest in debt securities issued by health care industry issuers, or in equity and debt securities of other issuers the portfolio managers believe will benefit from developments in the health care industry.

As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, Germany, Brazil and Israel.

In selecting securities for the Fund, the portfolio managers use a research-oriented “bottom-up” investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio managers ordinarily look for above-average growth and demand; scientific and medical advances; below-average reimbursement risk; and high barriers to entry.

In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchise; issuers in the midst of a new product cycle; value-added and/or niche-oriented products and/or services; issuers exhibiting sustainable revenue growth; potential to expand margins and improve profitability; superior earnings-per-share growth; strong balance sheet and moderate financial leverage; and a capable management team.

Security selection is then further refined by valuation analysis.

The resulting target portfolio consists of 50-80 individual securities with exposure across most sub-sectors of health care and diversified by region. The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) it no longer meets the investment criteria.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2001): 15.31% Worst Quarter (ended December 31, 2008): -18.45%
Average Annual Total Returns - Invesco Global Health Care Fund (Class A B C Investor & Y) Invesco Global Health Care Fund	Caption	Column		Label	Inception	1 Year	5 Years	10 Years
Invesco Global Health Care Fund - Class A, B, C, Y and Investor	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class A, Invesco Global Health Care Fund		Class A		Before Taxes	Aug 7, 1989	(1.11%)	1.00%	2.06%
Before Taxes Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class B, Invesco Global Health Care Fund		Class B			Apr 1, 1993	(1.13%)	1.07%	2.13%
Before Taxes Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class C, Invesco Global Health Care Fund		Class C			Mar 1, 1999	2.82%	1.38%	1.98%
Before Taxes Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class Y, Invesco Global Health Care Fund		Class Y	[1]		Oct 3, 2008	4.88%	2.25%	2.69%
Before Taxes Invesco Global Health Care Fund - Class A, B, C, Y and Investor Investor Class, Invesco Global Health Care Fund		Investor Class			Jul 15, 2005	4.62%	2.14%	2.64%
After Taxes on Distributions Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class A, Invesco Global Health Care Fund		Class A		After Taxes on Distributions	Aug 7, 1989	(1.11%)	0.27%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Global Health Care Fund - Class A, B, C, Y and Investor Class A, Invesco Global Health Care Fund		Class A		Return After Taxes on Distributions and Sale of Fund Shares	Aug 7, 1989	(0.72%)	0.76%	1.52%
MSCI World IndexSM Invesco Global Health Care Fund - Class A, B, C, Y and Investor				MSCI World IndexSM		11.76%	2.43%	2.31%
MSCI World Health Care Index Invesco Global Health Care Fund - Class A, B, C, Y and Investor				MSCI World Health Care Index		2.41%	1.88%	0.76%
Lipper Global Health/Biotechnology Funds Index Invesco Global Health Care Fund - Class A, B, C, Y and Investor				Lipper Global Health/Biotechnology Funds Index		4.00%	1.80%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y
Fund Summary
Investment Objective
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco International Total Return Fund (Class A B C & Y) Invesco International Total Return Fund Invesco International Total Return Fund Class A, B, C and Y	Class A, Invesco International Total Return Fund	Class B, Invesco International Total Return Fund	Class C, Invesco International Total Return Fund	Class Y, Invesco International Total Return Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco International Total Return Fund (Class A B C & Y) Invesco International Total Return Fund Invesco International Total Return Fund Class A, B, C and Y		Class A, Invesco International Total Return Fund	Class B, Invesco International Total Return Fund	Class C, Invesco International Total Return Fund	Class Y, Invesco International Total Return Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: Y
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.55%	2.30%	2.30%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.85%	1.85%	0.85%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 1.10%, 1.85%, 1.85% and 0.85%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco International Total Return Fund (Class A B C & Y) Invesco International Total Return Fund Invesco International Total Return Fund Class A, B, C and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Total Return Fund	Class A	582	899	1,239	2,196
Class B, Invesco International Total Return Fund	Class B	688	975	1,389	2,412
Class C, Invesco International Total Return Fund	Class C	288	675	1,189	2,601
Class Y, Invesco International Total Return Fund	Class Y	87	368	670	1,528

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco International Total Return Fund (Class A B C & Y) Invesco International Total Return Fund Invesco International Total Return Fund Class A, B, C and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Total Return Fund	Class A	582	899	1,239	2,196
Class B, Invesco International Total Return Fund	Class B	188	675	1,189	2,412
Class C, Invesco International Total Return Fund	Class C	188	675	1,189	2,601
Class Y, Invesco International Total Return Fund	Class Y	87	368	670	1,528

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 10.38% Worst Quarter (ended March 31, 2009): -6.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Average Annual Total Returns - Invesco International Total Return Fund (Class A B C & Y) Invesco International Total Return Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco International Total Return Fund Class A, B, C and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco International Total Return Fund Class A, B, C and Y Class A, Invesco International Total Return Fund		Class A:		Before Taxes		Mar 31, 2006	(1.73%)	4.91%
Before Taxes Invesco International Total Return Fund Class A, B, C and Y Class B, Invesco International Total Return Fund		Class B:				Mar 31, 2006	(2.41%)	4.82%
Before Taxes Invesco International Total Return Fund Class A, B, C and Y Class C, Invesco International Total Return Fund		Class C:				Mar 31, 2006	1.48%	5.19%
Before Taxes Invesco International Total Return Fund Class A, B, C and Y Class Y, Invesco International Total Return Fund		Class Y:	[1]			Oct 3, 2008	3.39%	6.09%
After Taxes on Distributions Invesco International Total Return Fund Class A, B, C and Y Class A, Invesco International Total Return Fund		Class A:		After Taxes on Distributions		Mar 31, 2006	(4.08%)	3.77%
Return After Taxes on Distributions and Sale of Fund Shares Invesco International Total Return Fund Class A, B, C and Y Class A, Invesco International Total Return Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	(0.84%)	3.57%
Barclays Capital Global Aggregate ex U.S. Index Invesco International Total Return Fund Class A, B, C and Y				Barclays Capital Global Aggregate ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	4.94%	7.52%
Lipper International Income Funds Index Invesco International Total Return Fund Class A, B, C and Y				Lipper International Income Funds Index		Mar 31, 2006	7.22%	6.80%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Japan Fund (Class A B C & Y) Invesco Japan Fund Invesco Japan Fund - Class A, B, C and Y	Class A, Invesco Japan Fund	Class B, Invesco Japan Fund	Class C, Invesco Japan Fund	Class Y, Invesco Japan Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Expenses Invesco Japan Fund (Class A B C & Y) Invesco Japan Fund Invesco Japan Fund - Class A, B, C and Y		Class A, Invesco Japan Fund	Class B, Invesco Japan Fund	Class C, Invesco Japan Fund	Class Y, Invesco Japan Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		3.99%	3.99%	3.99%	3.99%
Total Annual Fund Operating Expenses		5.18%	5.93%	5.93%	4.93%
Fee Waiver and/or Expense Reimbursement	[1]	2.93%	2.93%	2.93%	2.93%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.25%	3.00%	3.00%	2.00%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Japan Fund (Class A B C & Y) Invesco Japan Fund Invesco Japan Fund - Class A, B, C and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Japan Fund	Class A	766	1,770	2,770	5,256
Class B, Invesco Japan Fund	Class B	803	1,801	2,878	5,390
Class C, Invesco Japan Fund	Class C	403	1,501	2,678	5,524
Class Y, Invesco Japan Fund	Class Y	203	1,219	2,237	4,788

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Japan Fund Class (A B C & Y) Invesco Japan Fund Invesco Japan Fund - Class A, B, C and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Japan Fund	Class A	766	1,770	2,770	5,256
Class B, Invesco Japan Fund	Class B	303	1,501	2,678	5,390
Class C, Invesco Japan Fund	Class C	303	1,501	2,678	5,524
Class Y, Invesco Japan Fund	Class Y	203	1,219	2,237	4,788

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 21.99% Worst Quarter (ended September 30, 2008): -21.90%
Average Annual Total Returns - Invesco Japan Fund (Class A B C & Y) Invesco Japan Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Japan Fund - Class A, B, C and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Japan Fund - Class A, B, C and Y Class A, Invesco Japan Fund		Class A:		Before Taxes		Mar 31, 2006	0.18%	(12.59%)
Before Taxes Invesco Japan Fund - Class A, B, C and Y Class B, Invesco Japan Fund		Class B:				Mar 31, 2006	0.48%	(12.56%)
Before Taxes Invesco Japan Fund - Class A, B, C and Y Class C, Invesco Japan Fund		Class C:				Mar 31, 2006	4.48%	(12.19%)
Before Taxes Invesco Japan Fund - Class A, B, C and Y Class Y, Invesco Japan Fund		Class Y:	[1]			Oct 3, 2008	6.44%	(11.42%)
After Taxes on Distributions Invesco Japan Fund - Class A, B, C and Y Class A, Invesco Japan Fund		Class A:		After Taxes on Distributions		Mar 31, 2006	0.18%	(12.59%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Japan Fund - Class A, B, C and Y Class A, Invesco Japan Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	0.12%	(10.24%)
MSCI EAFE Index Invesco Japan Fund - Class A, B, C and Y				MSCI EAFE® Index		Mar 31, 2006	7.75%	0.67%
Tokyo Stock Price Index (price-only) Invesco Japan Fund - Class A, B, C and Y				Tokyo Stock Price Index (price-only)	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	11.92%	(5.94%)
Lipper Japan Funds Index Invesco Japan Fund - Class A, B, C and Y				Lipper Japan Funds Index		Mar 31, 2006	12.90%	(5.95%)
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco LIBOR Alpha Fund (Class A C R & Y) Invesco LIBOR Alpha Fund Invesco LIBOR Alpha Fund - Class A, C, R and Y	Class A, Invesco LIBOR Alpha Fund	Class C, Invesco LIBOR Alpha Fund	Class R, Invesco LIBOR Alpha Fund	Class Y, Invesco LIBOR Alpha Fund
Shareholder Fees Column [Text]	Class: A	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Libor Alpha Fund (Class A C R & Y) Invesco LIBOR Alpha Fund Invesco LIBOR Alpha Fund - Class A, C, R and Y		Class A, Invesco LIBOR Alpha Fund	Class C, Invesco LIBOR Alpha Fund	Class R, Invesco LIBOR Alpha Fund	Class Y, Invesco LIBOR Alpha Fund
Operating Expenses Column [Text]		Class: A	Class: C	Class: R	Class: Y
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	0.50%	none
Other Expenses		0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.61%	1.11%
Fee Waiver and/or Expense Reimbursement	[2]	0.51%	1.01%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	1.10%	1.10%	0.60%
[1]	The Distributor has contractually agreed, through at least February 28, 2012, to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.85%, 1.10% (after Rule 12b-1 fee waiver), 1.10% and 0.60%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco LIBOR Alpha Fund (Class A C R & Y) Invesco LIBOR Alpha Fund Invesco LIBOR Alpha Fund - Class A, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco LIBOR Alpha Fund	Class A	335	621	929	1,801
Class C, Invesco LIBOR Alpha Fund	Class C	112	563	1,041	2,361
Class R, Invesco LIBOR Alpha Fund	Class R	112	458	828	1,868
Class Y, Invesco LIBOR Alpha Fund	Class Y	61	302	562	1,306

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco LIBOR Alpha Fund (Class A C R & Y) Invesco LIBOR Alpha Fund Invesco LIBOR Alpha Fund - Class A, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco LIBOR Alpha Fund	Class A	335	621	929	1,801
Class C, Invesco LIBOR Alpha Fund	Class C	112	563	1,041	2,361
Class R, Invesco LIBOR Alpha Fund	Class R	112	458	828	1,868
Class Y, Invesco LIBOR Alpha Fund	Class Y	61	302	562	1,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar London Interbank Offered Rate (LIBOR) (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 6.94% Worst Quarter (ended December 31, 2008): -6.92%
Average Annual Total Returns - Invesco LIBOR Alpha Fund (Class A C R & Y) Invesco LIBOR Alpha Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco LIBOR Alpha Fund - Class A, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco LIBOR Alpha Fund - Class A, C, R and Y Class A, Invesco LIBOR Alpha Fund		Class A:		Before Taxes		Mar 31, 2006	0.06%	1.86%
Before Taxes Invesco LIBOR Alpha Fund - Class A, C, R and Y Class C, Invesco LIBOR Alpha Fund		Class C:				Mar 31, 2006	2.39%	2.18%
Before Taxes Invesco LIBOR Alpha Fund - Class A, C, R and Y Class R, Invesco LIBOR Alpha Fund		Class R:				Mar 31, 2006	2.39%	2.16%
Before Taxes Invesco LIBOR Alpha Fund - Class A, C, R and Y Class Y, Invesco LIBOR Alpha Fund		Class Y:	[1]			Oct 3, 2008	3.02%	2.61%
After Taxes on Distributions Invesco LIBOR Alpha Fund - Class A, C, R and Y Class A, Invesco LIBOR Alpha Fund		Class A:		After Taxes on Distributions		Mar 31, 2006	(0.77%)	0.20%
Return After Taxes on Distributions and Sale of Fund Shares Invesco LIBOR Alpha Fund - Class A, C, R and Y Class A, Invesco LIBOR Alpha Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	0.04%	0.61%
Barclays Capital U.S. Aggregate Index Invesco LIBOR Alpha Fund - Class A, C, R and Y				Barclays Capital U.S. Aggregate Index	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	6.54%	6.26%
U.S. Three-Month LIBOR Invesco LIBOR Alpha Fund - Class A, C, R and Y				U.S. Three-Month LIBOR	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	0.34%	2.86%
Lipper Short Investment Grade Debt Funds Index Invesco LIBOR Alpha Fund - Class A, C, R and Y				Lipper Short Investment Grade Debt Funds Index		Mar 31, 2006	4.55%	3.85%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Small Companies Fund (Class A B C R & Y) Invesco Small Companies Fund Invesco Small Companies Fund - Class A, B, C, R and Y	Class A, Invesco Small Companies Fund	Class B, Invesco Small Companies Fund	Class C, Invesco Small Companies Fund	Class R, Invesco Small Companies Fund	Class Y, Invesco Small Companies Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Small Companies Fund (Class A B C R & Y) Invesco Small Companies Fund Invesco Small Companies Fund - Class A, B, C, R and Y	Class A, Invesco Small Companies Fund	Class B, Invesco Small Companies Fund	Class C, Invesco Small Companies Fund	Class R, Invesco Small Companies Fund	Class Y, Invesco Small Companies Fund
Operating Expenses Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.58%	1.08%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Small Companies Fund (Class A B C R & Y) Invesco Small Companies Fund Invesco Small Companies Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Small Companies Fund	Class A	678	948	1,239	2,063
Class B, Invesco Small Companies Fund	Class B	711	952	1,319	2,219
Class C, Invesco Small Companies Fund	Class C	311	652	1,119	2,410
Class R, Invesco Small Companies Fund	Class R	161	499	860	1,878
Class Y, Invesco Small Companies Fund	Class Y	110	343	595	1,317

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Small Companies Fund (Class A B C R & Y) Invesco Small Companies Fund Invesco Small Companies Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Small Companies Fund	Class A	678	948	1,239	2,063
Class B, Invesco Small Companies Fund	Class B	211	652	1,119	2,219
Class C, Invesco Small Companies Fund	Class C	211	652	1,119	2,410
Class R, Invesco Small Companies Fund	Class R	161	499	860	1,878
Class Y, Invesco Small Companies Fund	Class Y	110	343	595	1,317

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 29.93% Worst Quarter (ended December 31, 2008): -24.00%
Average Annual Total Returns - Invesco Small Companies Fund Class A B C R & Y) Invesco Small Companies Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	5 Years	Since Inception
Invesco Small Companies Fund - Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Small Companies Fund - Class A, B, C, R and Y Class A, Invesco Small Companies Fund		Class A:		Before Taxes		Nov 4, 2003	15.84%	5.85%	9.71%
Before Taxes Invesco Small Companies Fund - Class A, B, C, R and Y Class B, Invesco Small Companies Fund		Class B:				Nov 4, 2003	16.59%	5.92%	9.79%
Before Taxes Invesco Small Companies Fund - Class A, B, C, R and Y Class C, Invesco Small Companies Fund		Class C:				Nov 4, 2003	20.62%	6.23%	9.77%
Before Taxes Invesco Small Companies Fund - Class A, B, C, R and Y Class R, Invesco Small Companies Fund		Class R:	[1]			Apr 30, 2004	22.25%	6.79%	10.33%
Before Taxes Invesco Small Companies Fund - Class A, B, C, R and Y Class Y, Invesco Small Companies Fund		Class Y:	[2]			Oct 3, 2008	22.88%	7.16%	10.65%
After Taxes on Distributions Invesco Small Companies Fund - Class A, B, C, R and Y Class A, Invesco Small Companies Fund		Class A:		After Taxes on Distributions		Nov 4, 2003	15.84%	5.30%	9.21%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Small Companies Fund - Class A, B, C, R and Y Class A, Invesco Small Companies Fund		Class A:		Return After Taxes on Distributions and Sale of Fund Shares		Nov 4, 2003	10.30%	4.87%	8.36%
S&P 500 Index Invesco Small Companies Fund - Class A, B, C, R and Y				S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	15.08%	2.29%	4.63%
Russell 2000 Index Invesco Small Companies Fund - Class A, B, C, R and Y				Russell 2000® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	26.85%	4.47%	7.03%
Lipper Small-Cap Core Funds Index Invesco Small Companies Fund - Class A, B, C, R and Y				Lipper Small-Cap Core Funds Index		Oct 31, 2003	25.71%	4.76%	7.78%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO BALANCED-RISK ALLOCATION FUND
Investment Objective
The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Balanced Risk Allocation Fund (Class Institutional)	Invesco Balanced-Risk Allocation Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Balanced Risk Allocation Fund (Class Institutional)		Invesco Balanced-Risk Allocation Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.94%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.11%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver and/or Expense Reimbursement	[1]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.79% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Balanced Risk Allocation Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund	Institutional Class	92	341	609	1,375

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 7.21% Worst Quarter (ended March 31, 2010): 1.53%
Average Annual Total Returns - Invesco Balanced Risk Allocation Fund (Class Institutional) Invesco Balanced-Risk Allocation Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund		Institutional Class	Before Taxes		Jun 2, 2009	13.28%	15.26%
After Taxes on Distributions Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund		Institutional Class	After Taxes on Distributions		Jun 2, 2009	11.08%	12.63%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Allocation Fund		Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		Jun 2, 2009	8.70%	11.52%
S&P 500 Index Invesco Funds - Institutional Class			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	15.08%	24.42%
Custom Balanced-Risk Allocation Broad Index Invesco Funds - Institutional Class			Custom Balanced-Risk Allocation Broad Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	12.14%	17.60%
Custom Balanced-Risk Allocation Style Index Invesco Funds - Institutional Class			Custom Balanced-Risk Allocation Style Index	(reflects no deductions for fees, expenses or taxes)	May 31, 2009	10.23%	16.80%
Lipper Global Flexible Portfolio Funds Index Invesco Funds - Institutional Class			Lipper Global Flexible Portfolio Funds Index		May 31, 2009	11.92%	19.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Balanced-Risk Commodity Strategy Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO BALANCED-RISK COMMODITY STRATEGY FUND
Investment Objective
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Balanced Risk Commodity Strategy Fund (Class Institutional)	Invesco Balanced-Risk Commodity Strategy Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Balanced Risk Commodity Strategy Fund (Class Institutional)		Invesco Balanced-Risk Commodity Strategy Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Commodity Strategy Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		1.05%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.24%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.30%
Fee Waiver and/or Expense Reimbursement	[2]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%
[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of Institutional Class shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Balanced Risk Commodity Strategy Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Invesco Balanced-Risk Commodity Strategy Fund Invesco Funds - Institutional Class Class Institutional, Invesco Balanced-Risk Commodity Strategy Fund	Institutional Class	100	381

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.
Principal Investment Strategies of the Fund

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.

This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Invesco China Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO CHINA FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco China Fund (Class Institutional)	Invesco China Fund Invesco Funds - Institutional Class Class Institutional, Invesco China Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Expenses Invesco China Fund (Class Institutional)	Invesco China Fund Invesco Funds - Institutional Class Class Institutional, Invesco China Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.93%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.25%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco China Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco China Fund Invesco Funds - Institutional Class Class Institutional, Invesco China Fund	Institutional Class	127	397	686	1,511

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 39.34% Worst Quarter (ended March 31, 2008): -25.91%
Average Annual Total Returns - Invesco China Fund (Class Institutional) Invesco China Fund	Caption	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Class Institutional, Invesco China Fund		Institutional Class:	Before Taxes	Mar 31, 2006	9.79%	19.20%
After Taxes on Distributions Invesco Funds - Institutional Class Class Institutional, Invesco China Fund		Institutional Class:	After Taxes on Distributions	Mar 31, 2006	9.80%	18.78%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Class Institutional, Invesco China Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares	Mar 31, 2006	6.61%	16.80%
MSCI EAFE Index Invesco Funds - Institutional Class			MSCI EAFE® Index	Mar 31, 2006	7.75%	0.67%
MSCI China 10/40 Index Invesco Funds - Institutional Class			MSCI China 10/40 Index	Mar 31, 2006	4.51%	16.59%
Lipper China Region Funds Index Invesco Funds - Institutional Class			Lipper China Region Funds Index	Mar 31, 2006	13.94%	16.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Developing Markets Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO DEVELOPING MARKETS FUND
Investment Objective
The Fund's investment objective is long-term growth of capital and, secondarily, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Developing Markets Fund (Institutional Class)	Invesco Developing Markets Fund Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund
Shareholder Fees Column [Text]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Developing Markets Fund (Institutional Class)	Invesco Developing Markets Fund Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund
Operating Expenses Column [Text]	Institutional Class
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.12%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Invesco Developing Markets Fund (Institutional Class) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Developing Markets Fund Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund	Institutional Class	114	356	617	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 39.18% Worst Quarter (ended December 31, 2008): -28.81%
Average Annual Total Returns - Invesco Developing Markets Fund (Institutional Class) Invesco Developing Markets Fund	Caption	Column		Label	Inception	1 Year	5 Years	10 Years
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund		Institutional Class:	[1]	Before Taxes	Oct 25, 2005	21.83%	14.77%	16.89%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund		Institutional Class:	[1]	After Taxes on Distributions	Oct 25, 2005	21.84%	14.48%	16.67%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Developing Markets Fund		Institutional Class:	[1]	Return After Taxes on Distributions and Sale of Fund Shares	Oct 25, 2005	14.66%	13.06%	15.39%
MSCI EAFE Index Invesco Funds - Institutional Class				MSCI EAFE® Index		7.75%	2.46%	3.50%
MSCI Emerging Markets IndexSM Invesco Funds - Institutional Class				MSCI Emerging Markets IndexSM		18.88%	12.78%	15.89%
Lipper Emerging Market Funds Index Invesco Funds - Institutional Class				Lipper Emerging Market Funds Index		20.14%	11.25%	15.17%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is January 11, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Emerging Market Local Currency Debt Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Investment Objective
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Emerging Market Local Currency Debt Fund (Class Institutional)	Invesco Emerging Market Local Currency Debt Fund Invesco Funds - Institutional Class Institutional Class, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Emerging Market Local Currency Debt Fund (Class Institutional)		Invesco Emerging Market Local Currency Debt Fund Invesco Funds - Institutional Class Institutional Class, Invesco Emerging Market Local Currency Debt Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.45%
Total Annual Fund Operating Expenses	[1]	1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.99% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Emerging Market Local Currency Debt Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Emerging Market Local Currency Debt Fund Invesco Funds - Institutional Class Institutional Class, Invesco Emerging Market Local Currency Debt Fund	Institutional Class	101	360	639	1,436

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period June 16, 2010 to October 31, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation. In lieu of disqualification, the Fund might be permitted to pay a tax for failure to satisfy the Income Requirement, which, in general, is limited to certain failures due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Invesco Endeavor Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO ENDEAVOR FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Endeavor Fund (Class Institutional)	Invesco Endeavor Fund Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Endeavor Fund (Class Institutional)	Invesco Endeavor Fund Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.96%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Endeavor Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Endeavor Fund Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund	Institutional Class	98	306	531	1,178

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:,

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 34.96% Worst Quarter (ended December 31, 2008): -29.18%
Average Annual Total Returns - Invesco Endeavor Fund (Class Institutional) Invesco Endeavor Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	5 Years	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund		Institutional Class	[1]	Before Taxes		Apr 30, 2004	24.28%	7.93%	10.11%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund		Institutional Class	[1]	After Taxes on Distributions		Apr 30, 2004	24.28%	7.41%	9.73%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Endeavor Fund		Institutional Class	[1]	Return After Taxes on Distributions and Sale of Fund Shares		Apr 30, 2004	15.78%	6.79%	8.85%
S&P 500 Index Invesco Funds - Institutional Class				S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	15.08%	2.29%	4.63%
Russell Midcap Index Invesco Funds - Institutional Class				Russell Midcap® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	25.48%	4.66%	8.56%
Lipper Mid-Cap Core Funds Index Invesco Funds - Institutional Class				Lipper Mid-Cap Core Funds Index		Oct 31, 2003	24.01%	5.08%	7.73%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Global Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO GLOBAL FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Global Fund (Class Institutional)	Invesco Global Fund Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Global Fund (Class Institutional)		Invesco Global Fund Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.28%
Total Annual Fund Operating Expenses		2.08%
Fee Waiver and/or Expense Reimbursement	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Global Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Global Fund Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund	Institutional Class	203	644	1,111	2,404

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 20.12% Worst Quarter (ended December 31, 2008): -26.33%
Average Annual Total Returns - Invesco Global Fund (Class Institutional) Invesco Global Fund	Caption	Column		Label	Inception	1 Year	5 Years	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund		Institutional Class:	[1]	Before Taxes	Apr 30, 2004	10.32%	1.83%	4.23%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund		Institutional Class:	[1]	After Taxes on Distributions	Apr 30, 2004	10.32%	1.36%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Global Fund		Institutional Class:	[1]	Return After Taxes on Distributions and Sale of Fund Shares	Apr 30, 2004	6.71%	1.69%	3.75%
MSCI World IndexSM Invesco Funds - Institutional Class				MSCI World IndexSM	Oct 31, 2003	11.76%	2.43%	6.09%
Lipper Global Multi-Cap Core Funds Index Invesco Funds - Institutional Class				Lipper Global Multi-Cap Core Funds Index	Oct 31, 2003	13.70%	3.86%	7.41%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco International Total Return Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO INTERNATIONAL TOTAL RETURN FUND
Investment Objective
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco International Total Return Fund (Class Institutional)	Invesco International Total Return Fund Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco International Total Return Fund (Class Institutional)		Invesco International Total Return Fund Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.38%
Total Annual Fund Operating Expenses		1.03%
Fee Waiver and/or Expense Reimbursement	[1]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.85% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco International Total Return Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco International Total Return Fund Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund	Institutional Class	87	310	551	1,243

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 10.45% Worst Quarter (ended March 31, 2009): -6.36%
Average Annual Total Returns - Invesco International Total Return Fund (Class Institutional) Invesco International Total Return Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund		Institutional Class:	Before Taxes		Mar 31, 2006	3.40%	6.25%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund		Institutional Class:	After Taxes on Distributions		Mar 31, 2006	0.84%	5.03%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco International Total Return Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	2.51%	4.68%
Barclays Capital Global Aggregate ex U.S. Index Invesco Funds - Institutional Class			Barclays Capital Global Aggregate ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	4.94%	7.52%
Lipper International Income Funds Index Invesco Funds - Institutional Class			Lipper International Income Funds Index		Mar 31, 2006	7.22%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Japan Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO JAPAN FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Japan Fund (Class Institutional)	Invesco Japan Fund Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Japan Fund (Class Institutional)		Invesco Japan Fund Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.94%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		3.62%
Total Annual Fund Operating Expenses		4.56%
Fee Waiver and/or Expense Reimbursement	[1]	2.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Japan Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Japan Fund Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund	Institutional Class	203	1,146	2,098	4,515

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 21.78% Worst Quarter (ended September 30, 2008): -21.78%
Average Annual Total Returns - Invesco Japan Fund (Class Institutional) Invesco Japan Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund		Institutional Class:	[1]	Before Taxes		Mar 31, 2006	6.40%	(11.32%)
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund		Institutional Class:	[1]	After Taxes on Distributions		Mar 31, 2006	6.40%	(11.32%)
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Japan Fund		Institutional Class:	[1]	Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	4.16%	(9.26%)
MSCI EAFE Index Invesco Funds - Institutional Class				MSCI EAFE® Index		Mar 31, 2006	7.75%	0.67%
Tokyo Stock Price Index (price-only) Invesco Funds - Institutional Class				Tokyo Stock Price Index (price-only)	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	11.92%	(5.94%)
Lipper Japan Funds Index Invesco Funds - Institutional Class				Lipper Japan Funds Index		Mar 31, 2006	12.90%	(5.95%)
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO LIBOR ALPHA FUND
Investment Objective
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Libor Alpha Fund (Class Institutional)	Invesco LIBOR Alpha Fund Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Libor Alpha Fund (Class Institutional)		Invesco LIBOR Alpha Fund Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund
Operating Expenses Column [Text]		Class: Institutional
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.60%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver and/or Expense Reimbursement	[1]	0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.60% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Libor Alpha Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco LIBOR Alpha Fund Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund	Institutional Class	61	289	536	1,242

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar London Interbank Offered Rate (LIBOR) (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 7.00% Worst Quarter (ended December 31, 2008): -6.86%
Average Annual Total Returns - Invesco Libor Alpha Fund (Class Institutional) Invesco LIBOR Alpha Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund		Institutional Class:	Before Taxes		Mar 31, 2006	2.90%	2.67%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund		Institutional Class:	After Taxes on Distributions		Mar 31, 2006	1.96%	0.91%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco LIBOR Alpha Fund		Institutional Class:	Return After Taxes on Distributions and Sale of Fund Shares		Mar 31, 2006	1.88%	1.24%
Barclays Capital U.S. Aggregate Index Invesco Funds - Institutional Class			Barclays Capital U.S. Aggregate Index	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	6.54%	6.26%
U.S. Three-Month LIBOR Invesco Funds - Institutional Class			U.S. Three-Month LIBOR	(reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	0.34%	2.86%
Lipper Short Investment Grade Debt Funds Index Invesco Funds - Institutional Class			Lipper Short Investment Grade Debt Funds Index		Mar 31, 2006	4.55%	3.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Small Companies Fund | Invesco Funds - Institutional Class
Fund Summary - INVESCO SMALL COMPANIES FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Small Companies Fund (Class Institutional)	Invesco Small Companies Fund Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund
Shareholder Fees Column [Text]	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Small Companies Fund (Class Institutional)	Invesco Small Companies Fund Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund
Operating Expenses Column [Text]	Class: Institutional
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.88%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Small Companies Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Small Companies Fund Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund	Institutional Class	90	281	488	1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 30.11% Worst Quarter (ended December 31, 2008): -23.87%
Average Annual Total Returns - Invesco Small Companies Fund (Class Institutional) Invesco Small Companies Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	5 Years	Since Inception
Invesco Funds - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund		Institutional Class:	[1]	Before Taxes		Apr 30, 2004	23.00%	7.55%	11.06%
After Taxes on Distributions Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund		Institutional Class:	[1]	After Taxes on Distributions		Apr 30, 2004	23.00%	6.96%	10.52%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Funds - Institutional Class Institutional Class, Invesco Small Companies Fund		Institutional Class:	[1]	Return After Taxes on Distributions and Sale of Fund Shares		Apr 30, 2004	14.95%	6.33%	9.56%
S&P 500 Index Invesco Funds - Institutional Class				S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	15.08%	2.29%	4.63%
Russell 2000 Index Invesco Funds - Institutional Class				Russell 2000® Index	(reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	26.85%	4.47%	7.03%
Lipper Small-Cap Core Funds Index Invesco Funds - Institutional Class				Lipper Small-Cap Core Funds Index		Oct 31, 2003	25.71%	4.76%	7.78%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is to seek capital appreciation over time.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class A B C R & Y) Invesco Van Kampen Global Tactical Asset Allocation Fund Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y
	Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class A B C R & Y) Invesco Van Kampen Global Tactical Asset Allocation Fund Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y
		Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	1.22%	1.22%	1.22%	1.22%	1.22%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	2.30%	3.05%	3.05%	2.55%	2.05%
Fee Waiver and/or Expense Reimbursement	[2]	1.02%	1.02%	1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28%	2.03%	2.03%	1.53%	1.03%
[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A shares to 1.20%, Class B shares to 1.95%, Class C shares to 1.95%, Class R shares to 1.45% and Class Y shares to 0.95% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class A B C R & Y) Invesco Van Kampen Global Tactical Asset Allocation Fund Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y (USD  $)
	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class A	673	1,136	1,625	2,966
Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class B	706	1,146	1,712	3,117
Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class C	306	846	1,512	3,293
Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class R	156	696	1,264	2,809
Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class Y	105	544	1,009	2,298

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class A B C R & Y) Invesco Van Kampen Global Tactical Asset Allocation Fund Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class A	673	1,136	1,625	2,966
Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class B	206	846	1,512	3,117
Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class C	206	846	1,512	3,293
Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class R	156	696	1,264	2,809
Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund	Class Y	105	544	1,009	2,298

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Global Tactical Asset Allocation Fund (the predecessor fund) and the Fund for the most recent fiscal year was 393% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).

The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities.

The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.

Inflation-Linked Fixed Income Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Foreign Risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metals-related securities, in particular, have historically been very volatile.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Exchange-Traded Fund Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I, and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended September 30, 2009): 13.18% Worst Quarter (ended March 31, 2009): (9.48)%
Average Annual Total Returns - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class A B C R & Y) Invesco Van Kampen Global Tactical Asset Allocation Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class A:	Return Before Taxes		Dec 29, 2008	3.33%	11.26%
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class B:			Dec 29, 2008	3.62%	12.40%
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class C:			Dec 29, 2008	7.61%	13.83%
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class R:			Dec 29, 2008	9.11%	14.15%
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class Y:			Dec 29, 2008	9.73%	14.76%
After Taxes on Distributions Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class A:	Return After Taxes on Distributions		Dec 29, 2008	2.08%	9.89%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund		Class A:	Return After Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	3.79%	9.38%
MSCI World Index Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y			MSCI World Index		Dec 31, 2008	11.76%	20.53%
VK GTAA Blended Benchmark Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y			VK GTAA Blended Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2008	8.32%	13.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class
Fund Summary - INVESCO VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION FUND
Investment Objective
The Fund's investment objective is to seek capital appreciation over time.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class Institutional)	Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class
Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund

Shareholder Fees Column [Text]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class Institutional)	Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class
Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund

Operating Expenses Column [Text]		Institutional Class
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.19%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses	[1]	2.02%
Fee Waiver and/or Expense Reimbursement	[2]	0.99%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%
[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.95% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Van Kampen Global Tactical Asset Allocation Fund Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund	Institutional Class	105	538	997	2,269

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Global Tactical Asset Allocation Fund (the predecessor fund) and the Fund for the most recent fiscal year was 393% of the average value of the portfolio
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).

The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment or Call Risk.If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.

Inflation-Linked Fixed Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repay the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Foreign Risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metals-related securities, in particular, have historically been very volatile.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Exchange-Traded Fund Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the Class A shares’ returns of the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended September 30, 2009): 13.18% Worst Quarter (ended March 31, 2009): (9.48)%
Average Annual Total Returns - Invesco Van Kampen Global Tactical Asset Allocation Fund (Class Institutional) Invesco Van Kampen Global Tactical Asset Allocation Fund	Caption	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	Since Inception
Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund		Institutional Class:	[1]	Return Before Taxes		Jun 1, 2010	9.61%	14.56%
After Taxes on Distributions Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund		Institutional Class:	[1]	Return After Taxes on Distributions		Jun 1, 2010	8.29%	13.14%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund		Institutional Class:	[1]	Return After Taxes on Distributions and Sale of Fund Shares		Jun 1, 2010	7.96%	12.21%
MSCI World Index Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class				MSCI World Index		Dec 31, 2008	11.76%	20.53%
VK GTAA Blended Benchmark Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class				VK GTAA Blended Benchmark (reflects no deductions for fees, expenses or taxes) (from 12/31/08)	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2008	8.32%	13.92%
[1]	Institutional Class shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund s Class A shares is December 29, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y
Fund Summary
Investment Objective
The Fund's investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Invesco Pacific Growth Fund (Class A B C R & Y) Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Class A, B, C, R and Y	Class A, Invesco Pacific Growth Fund	Class B, Invesco Pacific Growth Fund	Class C, Invesco Pacific Growth Fund	Class R, Invesco Pacific Growth Fund	Class Y, Invesco Pacific Growth Fund
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: R	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Pacific Growth Fund (Class A B C R & Y) Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Class A, B, C, R and Y		Class A, Invesco Pacific Growth Fund	Class B, Invesco Pacific Growth Fund	Class C, Invesco Pacific Growth Fund	Class R, Invesco Pacific Growth Fund	Class Y, Invesco Pacific Growth Fund
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: R	Class: Y
Management Fees		0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	[1]	1.74%	2.49%	2.49%	1.99%	1.49%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Pacific Growth Fund (Class A B C R & Y) Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Pacific Growth Fund	Class A	717	1,068	1,442	2,489
Class B, Invesco Pacific Growth Fund	Class B	752	1,076	1,526	2,642
Class C, Invesco Pacific Growth Fund	Class C	352	776	1,326	2,826
Class R, Invesco Pacific Growth Fund	Class R	202	624	1,073	2,317
Class Y, Invesco Pacific Growth Fund	Class Y	152	471	813	1,779

You would pay the following expenses if you did not redeem your shares:
Expense Example No, Redemption - Invesco Pacific Growth Fund (Class A B C R & Y) Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Pacific Growth Fund	Class A	717	1,068	1,442	2,489
Class B, Invesco Pacific Growth Fund	Class B	252	776	1,326	2,642
Class C, Invesco Pacific Growth Fund	Class C	252	776	1,326	2,826
Class R, Invesco Pacific Growth Fund	Class R	202	624	1,073	2,317
Class Y, Invesco Pacific Growth Fund	Class Y	152	471	813	1,779

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Pacific Growth Fund (the predecessor fund) and the Fund for the most recent fiscal year was 76% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2010, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and the Republic of Korea. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as 10% of its net assets in securities issued by other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund utilizes from time to time forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Small- and Mid-Capitalization Risk. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I, Class R and Class W shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y, Class R and Class A shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 27.87% Worst Quarter (ended September 30, 2001): (22.07)%
Average Annual Total Returns - Invesco Pacific Growth Fund (Class A B C R & Y) Invesco Pacific Growth Fund	Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	Inception	1 Year	5 Years	10 Years	Since Inception
Invesco Pacific Growth Fund - Class A, B, C, R and Y	Average Annual Total Returns (for the periods ended December 31, 2010)
Before Taxes Invesco Pacific Growth Fund - Class A, B, C, R and Y Class A, Invesco Pacific Growth Fund		Class A:				Jul 28, 1997	9.42%	5.68%	6.65%
Before Taxes Invesco Pacific Growth Fund - Class A, B, C, R and Y Class B, Invesco Pacific Growth Fund		Class B:	Return Before Taxes			Nov 30, 1990	9.94%	5.78%	6.59%
Before Taxes Invesco Pacific Growth Fund - Class A, B, C, R and Y Class C, Invesco Pacific Growth Fund		Class C:				Jul 28, 1997	13.93%	6.12%	6.46%
Before Taxes Invesco Pacific Growth Fund - Class A, B, C, R and Y Class R, Invesco Pacific Growth Fund		Class R:				Mar 31, 2008	15.45%			0.45%
Before Taxes Invesco Pacific Growth Fund - Class A, B, C, R and Y Class Y, Invesco Pacific Growth Fund		Class Y:				Jul 28, 1997	16.09%	7.17%	7.52%
After Taxes on Distributions Invesco Pacific Growth Fund - Class A, B, C, R and Y Class B, Invesco Pacific Growth Fund		Class B:	Return After Taxes on Distributions			Nov 30, 1990	10.07%	5.83%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares Invesco Pacific Growth Fund - Class A, B, C, R and Y Class B, Invesco Pacific Growth Fund		Class B:	Return After Taxes on Distributions and Sale of Fund Shares			Nov 30, 1990	6.65%	5.04%	5.86%
MSCI EAFE Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			MSCI EAFE Index	[1]			7.75%	2.46%	3.50%
MSCI AC Asia Pacific Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			MSCI AC Asia Pacific Index	[1]			17.02%	4.51%	6.31%
Custom Pacific Growth Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			Custom Pacific Growth Index	[2]	(reflects no deductions for fees, expenses or taxes)		17.03%	4.99%	7.47%
MSCI AC Asia Pacific Ex- Japan Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			MSCI AC Asia Pacific Ex-Japan Index	[2]			18.13%	12.19%	13.46%
MSCI Japan Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			MSCI Japan Index	[2]			15.44%	(2.45%)	1.01%
Lipper Pacific Region Funds Index Invesco Pacific Growth Fund - Class A, B, C, R and Y			Lipper Pacific Region Funds Index				21.13%	6.58%	7.87%
[1]	Effective February 28, 2011, the Fund has elected to use the MSCI EAFE Index as its broad-based benchmark instead of the MSCI AC Asia Pacific Index because it will better align the Fund's broad-based benchmark with its investment processes and restrictions.
[2]	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.

Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Institutional Class
Fund Summary - INVESCO PACIFIC GROWTH FUND
Investment Objective
The Fund's investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Invesco Pacific Growth Fund (Class Institutional)	Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Institutional Class Class Institutional, Invesco Pacific Growth Fund
Shareholder Fees Column [Text]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Pacific Growth Fund (Class Institutional)		Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Institutional Class Class Institutional, Invesco Pacific Growth Fund
Operating Expenses Column [Text]		Institutional Class
Management Fees		0.87%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.45%
Total Annual Fund Operating Expenses	[1]	1.32%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Pacific Growth Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Pacific Growth Fund Invesco Pacific Growth Fund - Institutional Class Class Institutional, Invesco Pacific Growth Fund	Institutional Class	134	418	723	1,590

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Pacific Growth Fund Inc. (the predecessor fund) and the Fund for the most recent fiscal year was 76% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2010, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and the Republic of Korea. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as 10% of its net assets in securities issued by other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund utilizes from time to time forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
No performance information is available for Institutional Class shares because they have not yet commenced operations. In the future, Institutional Class shares will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in Institutional Class shares by comparing Institutional Class shares’ performance with a broad measure of market performance and by showing changes in Institutional Class shares’ performance from year to year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y | Class A, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y | Class B, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y | Class C, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	733
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y | Class R, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	581
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A, B, C, R and Y | Class Y, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	427
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	427
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK COMMODITY STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.

This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Funds - Institutional Class | Class Institutional, Invesco Balanced-Risk Commodity Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	381
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'10	rr_AnnualReturn2010	12.92%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 7.04% Worst Quarter (ended June 30, 2010): 1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.50%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Class A, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	661
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Class B, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	976
5 Years	rr_ExpenseExampleYear05	1,386
10 Years	rr_ExpenseExampleYear10	2,397
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,397
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Class C, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	2,586
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,586
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Class R, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Class Y, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,512
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	666
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,512
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'10	rr_AnnualReturn2010	13.28%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 7.21% Worst Quarter (ended March 31, 2010): 1.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.53%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Class Institutional, Invesco Balanced-Risk Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,375
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Before Taxes | Class A, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Before Taxes | Class B, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.75%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Before Taxes | Class C, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Before Taxes | Class R, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	14.59%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Before Taxes | Class Institutional, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	11.08%
Since Inception	rr_AverageAnnualReturnSinceInception	12.63%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	24.42%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	24.42%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	17.60%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	17.60%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Custom Balanced-Risk Allocation Style Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Style Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Custom Balanced-Risk Allocation Style Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Style Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Invesco Balanced-Risk Allocation Fund | Invesco Balanced-Risk Allocation Fund - Class A, B, C, R and Y | Lipper Global Flexible Portfolio Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Flexible Portfolio Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	19.36%
Invesco Balanced-Risk Allocation Fund | Invesco Funds - Institutional Class | Lipper Global Flexible Portfolio Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Flexible Portfolio Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	May 31, 2009
1 Year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	19.36%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	74.94%
'08	rr_AnnualReturn2008	(52.03%)
'09	rr_AnnualReturn2009	81.94%
'10	rr_AnnualReturn2010	9.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 39.04% Worst Quarter (ended March 31, 2008): -26.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Class A, Invesco China Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	1,048
5 Years	rr_ExpenseExampleYear05	1,407
10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	710
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,048
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,407
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Class B, Invesco China Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	745
3 Years	rr_ExpenseExampleYear03	1,055
5 Years	rr_ExpenseExampleYear05	1,491
10 Years	rr_ExpenseExampleYear10	2,571
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,571
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Class C, Invesco China Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	345
3 Years	rr_ExpenseExampleYear03	755
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,756
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Class Y, Invesco China Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Invesco China Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO CHINA FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	75.53%
'08	rr_AnnualReturn2008	(51.72%)
'09	rr_AnnualReturn2009	83.07%
'10	rr_AnnualReturn2010	9.79%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 39.34% Worst Quarter (ended March 31, 2008): -25.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.91%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco China Fund | Invesco Funds - Institutional Class | Class Institutional, Invesco China Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Before Taxes | Class A, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	17.25%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Before Taxes | Class B, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	17.56%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Before Taxes | Class C, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	17.76%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Before Taxes | Class Y, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	9.60%
Since Inception	rr_AverageAnnualReturnSinceInception	18.78%
Invesco China Fund | Invesco Funds - Institutional Class | Before Taxes | Class Institutional, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	19.20%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | After Taxes on Distributions | Class A, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	16.92%
Invesco China Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Class Institutional, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	18.78%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%
Invesco China Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco China Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	6.61%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Invesco China Fund | Invesco Funds - Institutional Class | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	MSCI EAFE® Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | MSCI China 10/40 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI China 10/40 Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	16.59%
Invesco China Fund | Invesco Funds - Institutional Class | MSCI China 10/40 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	MSCI China 10/40 Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	16.59%
Invesco China Fund | Invesco China Fund - Class A, B, C and Y | Lipper China Region Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper China Region Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
Invesco China Fund | Invesco Funds - Institutional Class | Lipper China Region Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Lipper China Region Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, income.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(1.84%)
'02	rr_AnnualReturn2002	(9.07%)
'03	rr_AnnualReturn2003	54.73%
'04	rr_AnnualReturn2004	27.62%
'05	rr_AnnualReturn2005	35.47%
'06	rr_AnnualReturn2006	38.83%
'07	rr_AnnualReturn2007	32.79%
'08	rr_AnnualReturn2008	(52.58%)
'09	rr_AnnualReturn2009	83.52%
'10	rr_AnnualReturn2010	21.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 39.04% Worst Quarter (ended December 31, 2008): -28.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.88%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Class A, Invesco Developing Markets Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,338
10 Years	rr_ExpenseExampleYear10	2,273
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	697
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,273
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Class B, Invesco Developing Markets Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	731
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,427
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,427
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Class C, Invesco Developing Markets Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	331
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Class Y, Invesco Developing Markets Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	702
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,545
Invesco Developing Markets Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO DEVELOPING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, income.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'06	rr_AnnualReturn2006	39.47%
'07	rr_AnnualReturn2007	33.39%
'08	rr_AnnualReturn2008	(52.35%)
'09	rr_AnnualReturn2009	84.39%
'10	rr_AnnualReturn2010	21.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 39.18% Worst Quarter (ended December 31, 2008): -28.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.81%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Developing Markets Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Before Taxes | Class A, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jan 11, 1994
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	15.94%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Before Taxes | Class B, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 3, 1997
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	13.16%
10 Years	rr_AverageAnnualReturnYear10	16.02%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Before Taxes | Class C, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	13.40%
10 Years	rr_AverageAnnualReturnYear10	15.85%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Before Taxes | Class Y, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	21.64%
5 Years	rr_AverageAnnualReturnYear05	14.37%
10 Years	rr_AverageAnnualReturnYear10	16.67%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[7]
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	14.77%
10 Years	rr_AverageAnnualReturnYear10	16.89%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | After Taxes on Distributions | Class A, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jan 11, 1994
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	12.75%
10 Years	rr_AverageAnnualReturnYear10	15.77%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[7]
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	21.84%
5 Years	rr_AverageAnnualReturnYear05	14.48%
10 Years	rr_AverageAnnualReturnYear10	16.67%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jan 11, 1994
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	11.46%
10 Years	rr_AverageAnnualReturnYear10	14.52%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Developing Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[7]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	13.06%
10 Years	rr_AverageAnnualReturnYear10	15.39%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | MSCI Emerging Markets IndexSM
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | MSCI Emerging Markets IndexSM
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets IndexSM
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y | Lipper Emerging Market Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Market Funds Index
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	15.17%
Invesco Developing Markets Fund | Invesco Funds - Institutional Class | Lipper Emerging Market Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Market Funds Index
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	15.17%
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period June 16, 2010 to October 31, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation. In lieu of disqualification, the Fund might be permitted to pay a tax for failure to satisfy the Income Requirement, which, in general, is limited to certain failures due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y | Class A, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	595
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	595
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,323
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y | Class B, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,014
5 Years	rr_ExpenseExampleYear05	1,452
10 Years	rr_ExpenseExampleYear10	2,537
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,537
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y | Class C, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	1,252
10 Years	rr_ExpenseExampleYear10	2,724
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,724
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y | Class R, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	997
10 Years	rr_ExpenseExampleYear10	2,208
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	561
5 Years	rr_ExpenseExampleNoRedemptionYear05	997
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,208
Invesco Emerging Market Local Currency Debt Fund | Invesco Emerging Market Local Currency Debt Fund - Class A, B. C, R and Y | Class Y, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	735
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,665
Invesco Emerging Market Local Currency Debt Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period June 16, 2010 to October 31, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation. In lieu of disqualification, the Fund might be permitted to pay a tax for failure to satisfy the Income Requirement, which, in general, is limited to certain failures due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Invesco Emerging Market Local Currency Debt Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Emerging Market Local Currency Debt Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	639
10 Years	rr_ExpenseExampleYear10	1,436
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of mid-capitalization issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'04	rr_AnnualReturn2004	21.08%
'05	rr_AnnualReturn2005	7.40%
'06	rr_AnnualReturn2006	23.21%
'07	rr_AnnualReturn2007	(4.39%)
'08	rr_AnnualReturn2008	(38.02%)
'09	rr_AnnualReturn2009	57.73%
'10	rr_AnnualReturn2010	23.65%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 34.62% Worst Quarter (ended December 31, 2008): -29.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.33%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Class A, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	691
3 Years	rr_ExpenseExampleNoRedemptionYear03	989
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,211
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Class B, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	994
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,365
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,365
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Class C, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Class R, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Class Y, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
Invesco Endeavor Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO ENDEAVOR FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of mid-capitalization issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:,

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'05	rr_AnnualReturn2005	7.96%
'06	rr_AnnualReturn2006	23.80%
'07	rr_AnnualReturn2007	(3.91%)
'08	rr_AnnualReturn2008	(37.66%)
'09	rr_AnnualReturn2009	58.94%
'10	rr_AnnualReturn2010	24.28%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 34.96% Worst Quarter (ended December 31, 2008): -29.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.18%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Endeavor Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Endeavor Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Before Taxes | Class A, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Before Taxes | Class B, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Before Taxes | Class C, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Before Taxes | Class R, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:	[11]
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	23.34%
5 Years	rr_AverageAnnualReturnYear05	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 30, 2008
1 Year	rr_AverageAnnualReturnYear01	23.86%
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class	[12]
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	24.28%
5 Years	rr_AverageAnnualReturnYear05	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class	[12]
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	24.28%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Endeavor Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class	[12]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Invesco Endeavor Fund | Invesco Endeavor Fund Class A, B, C, R and Y | Lipper Mid-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	24.01%
5 Years	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Invesco Endeavor Fund | Invesco Funds - Institutional Class | Lipper Mid-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	24.01%
5 Years	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'04	rr_AnnualReturn2004	10.21%
'05	rr_AnnualReturn2005	6.76%
'06	rr_AnnualReturn2006	26.34%
'07	rr_AnnualReturn2007	6.28%
'08	rr_AnnualReturn2008	(43.59%)
'09	rr_AnnualReturn2009	29.07%
'10	rr_AnnualReturn2010	10.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 20.09% Worst Quarter (ended December 31, 2008): -26.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.37%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Class A, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,287
5 Years	rr_ExpenseExampleYear05	1,833
10 Years	rr_ExpenseExampleYear10	3,316
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,287
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,833
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,316
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Class B, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	803
3 Years	rr_ExpenseExampleYear03	1,302
5 Years	rr_ExpenseExampleYear05	1,923
10 Years	rr_ExpenseExampleYear10	3,464
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	303
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,002
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,723
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,464
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Class C, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	403
3 Years	rr_ExpenseExampleYear03	1,002
5 Years	rr_ExpenseExampleYear05	1,723
10 Years	rr_ExpenseExampleYear10	3,633
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	303
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,002
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,723
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,633
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Class R, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,481
10 Years	rr_ExpenseExampleYear10	3,169
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	854
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,481
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,169
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Class Y, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	704
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,678
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,678
Invesco Global Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO GLOBAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'05	rr_AnnualReturn2005	7.09%
'06	rr_AnnualReturn2006	26.84%
'07	rr_AnnualReturn2007	6.65%
'08	rr_AnnualReturn2008	(43.32%)
'09	rr_AnnualReturn2009	29.44%
'10	rr_AnnualReturn2010	10.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 20.12% Worst Quarter (ended December 31, 2008): -26.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Global Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Global Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	2,404
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Before Taxes | Class A, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Before Taxes | Class B, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Before Taxes | Class C, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Before Taxes | Class R, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:	[11]
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Invesco Global Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Invesco Global Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Invesco Global Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Global Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | MSCI World IndexSM
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Invesco Global Fund | Invesco Funds - Institutional Class | MSCI World IndexSM
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Invesco Global Fund | Invesco Global Fund Class A, B, C, R and Y | Lipper Global Multi-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Multi-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Invesco Global Fund | Invesco Funds - Institutional Class | Lipper Global Multi-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Multi-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care related industry. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities.

The Fund uses the following criteria to determine whether an issuer is engaged in health care-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within the health care industry. Such issuers include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, issuers that sell medical products, and issuers that own or operate health care facilities). The Fund may invest in debt securities issued by health care industry issuers, or in equity and debt securities of other issuers the portfolio managers believe will benefit from developments in the health care industry.

As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, Germany, Brazil and Israel.

In selecting securities for the Fund, the portfolio managers use a research-oriented “bottom-up” investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio managers ordinarily look for above-average growth and demand; scientific and medical advances; below-average reimbursement risk; and high barriers to entry.

In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchise; issuers in the midst of a new product cycle; value-added and/or niche-oriented products and/or services; issuers exhibiting sustainable revenue growth; potential to expand margins and improve profitability; superior earnings-per-share growth; strong balance sheet and moderate financial leverage; and a capable management team.

Security selection is then further refined by valuation analysis.

The resulting target portfolio consists of 50-80 individual securities with exposure across most sub-sectors of health care and diversified by region. The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) it no longer meets the investment criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care related industry. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	4.70%
'02	rr_AnnualReturn2002	(22.68%)
'03	rr_AnnualReturn2003	21.44%
'04	rr_AnnualReturn2004	9.17%
'05	rr_AnnualReturn2005	8.68%
'06	rr_AnnualReturn2006	4.36%
'07	rr_AnnualReturn2007	11.52%
'08	rr_AnnualReturn2008	(28.37%)
'09	rr_AnnualReturn2009	27.46%
'10	rr_AnnualReturn2010	4.66%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2001): 15.31% Worst Quarter (ended December 31, 2008): -18.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Class A, Invesco Global Health Care Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,188
10 Years	rr_ExpenseExampleYear10	1,957
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	919
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,188
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Class B, Invesco Global Health Care Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,268
10 Years	rr_ExpenseExampleYear10	2,113
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,113
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Class C, Invesco Global Health Care Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Class Y, Invesco Global Health Care Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Investor Class, Invesco Global Health Care Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Investor
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	676
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Before Taxes | Class A, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Aug 7, 1989
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Before Taxes | Class B, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Inception	rr_AverageAnnualReturnInceptionDate	Apr 1, 1993
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Before Taxes | Class C, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Before Taxes | Class Y, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Before Taxes | Investor Class, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class
Inception	rr_AverageAnnualReturnInceptionDate	Jul 15, 2005
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | After Taxes on Distributions | Class A, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Aug 7, 1989
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Global Health Care Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Aug 7, 1989
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | MSCI World IndexSM
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | MSCI World Health Care Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Health Care Index
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Invesco Global Health Care Fund | Invesco Global Health Care Fund - Class A, B, C, Y and Investor | Lipper Global Health/Biotechnology Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Health/Biotechnology Funds Index
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	9.30%
'08	rr_AnnualReturn2008	2.52%
'09	rr_AnnualReturn2009	6.74%
'10	rr_AnnualReturn2010	3.14%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 10.38% Worst Quarter (ended March 31, 2009): -6.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.42%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Class A, Invesco International Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	582
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,196
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	582
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,196
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Class B, Invesco International Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,412
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	675
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,412
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Class C, Invesco International Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,601
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	675
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,601
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Class Y, Invesco International Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,528
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,528
Invesco International Total Return Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO INTERNATIONAL TOTAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	9.58%
'08	rr_AnnualReturn2008	2.77%
'09	rr_AnnualReturn2009	7.00%
'10	rr_AnnualReturn2010	3.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 10.45% Worst Quarter (ended March 31, 2009): -6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.36%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco International Total Return Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco International Total Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	310
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,243
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Before Taxes | Class A, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Before Taxes | Class B, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Before Taxes | Class C, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Before Taxes | Class Y, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Invesco International Total Return Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | After Taxes on Distributions | Class A, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Invesco International Total Return Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Invesco International Total Return Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco International Total Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Barclays Capital Global Aggregate ex U.S. Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate ex U.S. Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Invesco International Total Return Fund | Invesco Funds - Institutional Class | Barclays Capital Global Aggregate ex U.S. Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate ex U.S. Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Invesco International Total Return Fund | Invesco International Total Return Fund Class A, B, C and Y | Lipper International Income Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Income Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Invesco International Total Return Fund | Invesco Funds - Institutional Class | Lipper International Income Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Income Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	(7.30%)
'08	rr_AnnualReturn2008	(37.83%)
'09	rr_AnnualReturn2009	0.96%
'10	rr_AnnualReturn2010	6.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 21.99% Worst Quarter (ended September 30, 2008): -21.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Class A, Invesco Japan Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.93%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,770
5 Years	rr_ExpenseExampleYear05	2,770
10 Years	rr_ExpenseExampleYear10	5,256
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,770
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,770
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,256
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Class B, Invesco Japan Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.93%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	803
3 Years	rr_ExpenseExampleYear03	1,801
5 Years	rr_ExpenseExampleYear05	2,878
10 Years	rr_ExpenseExampleYear10	5,390
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	303
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,501
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,678
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,390
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Class C, Invesco Japan Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.93%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	403
3 Years	rr_ExpenseExampleYear03	1,501
5 Years	rr_ExpenseExampleYear05	2,678
10 Years	rr_ExpenseExampleYear10	5,524
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	303
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,501
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,678
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,524
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Class Y, Invesco Japan Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.93%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	1,219
5 Years	rr_ExpenseExampleYear05	2,237
10 Years	rr_ExpenseExampleYear10	4,788
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,219
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,237
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,788
Invesco Japan Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO JAPAN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	(6.96%)
'08	rr_AnnualReturn2008	(37.65%)
'09	rr_AnnualReturn2009	1.14%
'10	rr_AnnualReturn2010	6.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 21.78% Worst Quarter (ended September 30, 2008): -21.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Japan Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Japan Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.56%	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	1,146
5 Years	rr_ExpenseExampleYear05	2,098
10 Years	rr_ExpenseExampleYear10	4,515
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Before Taxes | Class A, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.59%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Before Taxes | Class B, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.56%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Before Taxes | Class C, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.19%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Before Taxes | Class Y, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.42%)
Invesco Japan Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.32%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | After Taxes on Distributions | Class A, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.59%)
Invesco Japan Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.32%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.24%)
Invesco Japan Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Japan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.26%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Invesco Japan Fund | Invesco Funds - Institutional Class | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Tokyo Stock Price Index (price-only)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Tokyo Stock Price Index (price-only)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Invesco Japan Fund | Invesco Funds - Institutional Class | Tokyo Stock Price Index (price-only)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Tokyo Stock Price Index (price-only)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
Invesco Japan Fund | Invesco Japan Fund - Class A, B, C and Y | Lipper Japan Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Japan Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.95%)
Invesco Japan Fund | Invesco Funds - Institutional Class | Lipper Japan Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Japan Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.95%)
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar London Interbank Offered Rate (LIBOR) (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	1.23%
'08	rr_AnnualReturn2008	(10.41%)
'09	rr_AnnualReturn2009	16.68%
'10	rr_AnnualReturn2010	2.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 6.94% Worst Quarter (ended December 31, 2008): -6.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.92%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Class A, Invesco LIBOR Alpha Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	335
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Class C, Invesco LIBOR Alpha Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.01%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	1,041
10 Years	rr_ExpenseExampleYear10	2,361
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,361
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Class R, Invesco LIBOR Alpha Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	458
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	1,868
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	458
5 Years	rr_ExpenseExampleNoRedemptionYear05	828
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,868
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Class Y, Invesco LIBOR Alpha Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	1,306
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	302
5 Years	rr_ExpenseExampleNoRedemptionYear05	562
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO LIBOR ALPHA FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar London Interbank Offered Rate (LIBOR) (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	1.49%
'08	rr_AnnualReturn2008	(10.18%)
'09	rr_AnnualReturn2009	16.97%
'10	rr_AnnualReturn2010	2.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 7.00% Worst Quarter (ended December 31, 2008): -6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco LIBOR Alpha Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,242
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Before Taxes | Class A, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Before Taxes | Class C, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Before Taxes | Class R, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Before Taxes | Class Y, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | After Taxes on Distributions | Class A, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco LIBOR Alpha Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Barclays Capital U.S. Aggregate Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | Barclays Capital U.S. Aggregate Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | U.S. Three-Month LIBOR
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Three-Month LIBOR
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | U.S. Three-Month LIBOR
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Three-Month LIBOR
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Invesco LIBOR Alpha Fund | Invesco LIBOR Alpha Fund - Class A, C, R and Y | Lipper Short Investment Grade Debt Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class | Lipper Short Investment Grade Debt Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'04	rr_AnnualReturn2004	26.82%
'05	rr_AnnualReturn2005	12.92%
'06	rr_AnnualReturn2006	12.79%
'07	rr_AnnualReturn2007	3.31%
'08	rr_AnnualReturn2008	(40.51%)
'09	rr_AnnualReturn2009	65.47%
'10	rr_AnnualReturn2010	22.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 29.93% Worst Quarter (ended December 31, 2008): -24.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Class A, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	678
3 Years	rr_ExpenseExampleNoRedemptionYear03	948
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Class B, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,219
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,219
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Class C, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Class R, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
5 Years	rr_ExpenseExampleNoRedemptionYear05	860
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Class Y, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
Invesco Small Companies Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO SMALL COMPANIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'05	rr_AnnualReturn2005	13.52%
'06	rr_AnnualReturn2006	13.39%
'07	rr_AnnualReturn2007	3.70%
'08	rr_AnnualReturn2008	(40.20%)
'09	rr_AnnualReturn2009	66.38%
'10	rr_AnnualReturn2010	23.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 30.11% Worst Quarter (ended December 31, 2008): -23.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Small Companies Fund | Invesco Funds - Institutional Class | Institutional Class, Invesco Small Companies Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Before Taxes | Class A, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Before Taxes | Class B, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Before Taxes | Class C, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	20.62%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Before Taxes | Class R, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:	[11]
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	22.25%
5 Years	rr_AverageAnnualReturnYear05	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:	[6]
Inception	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
1 Year	rr_AverageAnnualReturnYear01	22.88%
5 Years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | Before Taxes | Institutional Class, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	23.00%
5 Years	rr_AverageAnnualReturnYear05	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	11.06%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	23.00%
5 Years	rr_AverageAnnualReturnYear05	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 4, 2003
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[12]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Invesco Small Companies Fund | Invesco Small Companies Fund - Class A, B, C, R and Y | Lipper Small-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	25.71%
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Invesco Small Companies Fund | Invesco Funds - Institutional Class | Lipper Small-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
1 Year	rr_AverageAnnualReturnYear01	25.71%
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek capital appreciation over time.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Global Tactical Asset Allocation Fund (the predecessor fund) and the Fund for the most recent fiscal year was 393% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).

The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities.

The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.

Inflation-Linked Fixed Income Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Foreign Risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metals-related securities, in particular, have historically been very volatile.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Exchange-Traded Fund Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I, and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads.
Annual Total Returns	rr_BarChartTableAbstract
'09	rr_AnnualReturn2009	18.28%
'10	rr_AnnualReturn2010	9.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 13.18% Worst Quarter (ended March 31, 2009): (9.48)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	1,136
5 Years	rr_ExpenseExampleYear05	1,625
10 Years	rr_ExpenseExampleYear10	2,966
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	673
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,136
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,625
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,966
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	1,146
5 Years	rr_ExpenseExampleYear05	1,712
10 Years	rr_ExpenseExampleYear10	3,117
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	846
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,512
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,117
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	846
5 Years	rr_ExpenseExampleYear05	1,512
10 Years	rr_ExpenseExampleYear10	3,293
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	846
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,512
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,293
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	696
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,809
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	696
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,809
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	544
5 Years	rr_ExpenseExampleYear05	1,009
10 Years	rr_ExpenseExampleYear10	2,298
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	544
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,298
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek capital appreciation over time.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Global Tactical Asset Allocation Fund (the predecessor fund) and the Fund for the most recent fiscal year was 393% of the average value of the portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).

The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment or Call Risk.If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.

Inflation-Linked Fixed Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repay the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Foreign Risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metals-related securities, in particular, have historically been very volatile.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Exchange-Traded Fund Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in lower return and increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the Class A shares’ returns of the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads.
Annual Total Returns	rr_BarChartTableAbstract
'09	rr_AnnualReturn2009	18.28%
'10	rr_AnnualReturn2010	9.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 13.18% Worst Quarter (ended March 31, 2009): (9.48)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.99%	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	997
10 Years	rr_ExpenseExampleYear10	2,269
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Before Taxes | Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Before Taxes | Class B, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Before Taxes | Class C, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	13.83%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Before Taxes | Class R, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.15%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | Before Taxes | Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[23]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	9.61%
Since Inception	rr_AverageAnnualReturnSinceInception	14.56%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | After Taxes on Distributions | Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | After Taxes on Distributions | Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[23]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.14%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen Global Tactical Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class:	[23]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | MSCI World Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	20.53%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | MSCI World Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	20.53%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund Class A, B, C, R and Y | VK GTAA Blended Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	VK GTAA Blended Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%
Invesco Van Kampen Global Tactical Asset Allocation Fund | Invesco Van Kampen Global Tactical Asset Allocation Fund - Institutional Class | VK GTAA Blended Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	VK GTAA Blended Benchmark (reflects no deductions for fees, expenses or taxes) (from 12/31/08)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Break Point Discounts	aimif826644_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Pacific Growth Fund (the predecessor fund) and the Fund for the most recent fiscal year was 76% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2010, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and the Republic of Korea. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as 10% of its net assets in securities issued by other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund utilizes from time to time forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Small- and Mid-Capitalization Risk. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I, Class R and Class W shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y, Class R and Class A shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	(20.70%)
'02	rr_AnnualReturn2002	(9.57%)
'03	rr_AnnualReturn2003	39.77%
'04	rr_AnnualReturn2004	17.47%
'05	rr_AnnualReturn2005	17.78%
'06	rr_AnnualReturn2006	21.35%
'07	rr_AnnualReturn2007	24.18%
'08	rr_AnnualReturn2008	(42.42%)
'09	rr_AnnualReturn2009	34.79%
'10	rr_AnnualReturn2010	14.94%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 27.87% Worst Quarter (ended September 30, 2001): (22.07)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Class A, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,068
5 Years	rr_ExpenseExampleYear05	1,442
10 Years	rr_ExpenseExampleYear10	2,489
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,442
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,489
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Class B, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	752
3 Years	rr_ExpenseExampleYear03	1,076
5 Years	rr_ExpenseExampleYear05	1,526
10 Years	rr_ExpenseExampleYear10	2,642
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	252
3 Years	rr_ExpenseExampleNoRedemptionYear03	776
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,642
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Class C, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	352
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	1,326
10 Years	rr_ExpenseExampleYear10	2,826
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	252
3 Years	rr_ExpenseExampleNoRedemptionYear03	776
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Class R, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Class Y, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO PACIFIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Pacific Growth Fund Inc. (the predecessor fund) and the Fund for the most recent fiscal year was 76% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2010, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and the Republic of Korea. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as 10% of its net assets in securities issued by other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund utilizes from time to time forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for Institutional Class shares because they have not yet commenced operations. In the future, Institutional Class shares will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in Institutional Class shares by comparing Institutional Class shares’ performance with a broad measure of market performance and by showing changes in Institutional Class shares’ performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for Institutional Class shares because they have not yet commenced operations.
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Institutional Class | Class Institutional, Invesco Pacific Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Before Taxes | Class A, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Before Taxes | Class B, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 30, 1990
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	5.78%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Before Taxes | Class C, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Before Taxes | Class R, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R:
Inception	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Before Taxes | Class Y, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | After Taxes on Distributions | Class B, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 30, 1990
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Class B, Invesco Pacific Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 30, 1990
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Custom Pacific Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Pacific Growth Index	[24]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | MSCI AC Asia Pacific Ex- Japan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific Ex-Japan Index	[24]
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	12.19%
10 Years	rr_AverageAnnualReturnYear10	13.46%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | MSCI AC Asia Pacific Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific Index	[25]
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | MSCI Japan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Japan Index	[24]
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
10 Years	rr_AverageAnnualReturnYear10	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | Lipper Pacific Region Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Pacific Region Funds Index
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Invesco Pacific Growth Fund - Class A, B, C, R and Y | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index	[25]
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.22%, 1.97%, 1.97%, 1.47% and 0.97%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of Institutional Class shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.04%, 1.79%, 1.79%, 1.29% and 0.79%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[5]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.79% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[6]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[7]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is January 11, 1994.
[8]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[9]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.24%, 1.99%, 1.99%, 1.49% and 0.99%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[10]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.99% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[11]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[12]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class A shares is November 4, 2003.
[13]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 2.25%, 3.00%, 3.00%, 2.50% and 2.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[14]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[15]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 1.10%, 1.85%, 1.85% and 0.85%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[16]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.85% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[17]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[18]	The Distributor has contractually agreed, through at least February 28, 2012, to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[19]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.85%, 1.10% (after Rule 12b-1 fee waiver), 1.10% and 0.60%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[20]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.60% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.
[21]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A shares to 1.20%, Class B shares to 1.95%, Class C shares to 1.95%, Class R shares to 1.45% and Class Y shares to 0.95% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
[22]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.95% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
[23]	Institutional Class shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund s Class A shares is December 29, 2008.
[24]	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.
[25]	Effective February 28, 2011, the Fund has elected to use the MSCI EAFE Index as its broad-based benchmark instead of the MSCI AC Asia Pacific Index because it will better align the Fund's broad-based benchmark with its investment processes and restrictions.